Other Receivables	6 Months Ended
Apr. 30, 2025
Other Receivables [Abstract]
Other Receivables
5.	OTHER REVEIVABLES

Other receivables as of April 30, 2025 and October 31, 2024 are as follows:

	April 30, 2025	October 31, 2024
Loan made to third parties*	$1,984,087	$-
Others	4,028	11,410
Totals	$1,988,115	$11,410

* As of April 30, 2025, RMB 14,420,540.95 (approximately $1.98 millions) was classified as other receivables as the principal and interest of the loan. On July 29, 2025, Jiangsu Yalu Cloud Enterprise Management Consulting Co., Ltd. fully repaid the principal and interest of the loan, which amounted to a total of RMB 14,563,933.80 (approximately $2 millions).